RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 19 — RELATED PARTY TRANSACTIONS

The Company enters into transactions with certain officers, directors, shareholders, immediate family members of such persons, and entities affiliated with such persons. The following summarizes the Company’s material related party transactions and balances.

Related Party Loan Receivable

The Company had a loan receivable from a related party bearing interest at 8.77%. During 2024, the Company wrote off the outstanding loan principal and accrued interest receivable, which had an aggregate carrying amount of $742,775 immediately prior to the write-off. The corresponding impairment loss was recognized in the Company’s functional currency and translated into the reporting currency at the applicable exchange rate, resulting in impairment expense of $716,453 in the consolidated financial statements. Accordingly, the Company recognized impairment expense of $0 and $716,453 for the years ended December 31, 2025 and 2024, respectively, which is included in impairment expense in the accompanying consolidated statements of operations.

Related Party Loans Payable

During the year ended December 31, 2025, the Group received three unsecured loans from related parties. As of December 31, 2025, the loans consisted of $101,995 from the Chief Executive Officer, $25,313 from a family member of the Chief Executive Officer, and $115,000 from another family member of the Chief Executive Officer. The $101,995 loan bears interest at approximately 7.0% per annum and is due on demand. The $25,313 and $115,000 loans are non-interest bearing and due on demand. The aggregate outstanding balance of the related party loans was $242,308 as of December 31, 2025. (See Note 11 and Note 20).

During 2024, the Company received a loan of $145,266 from a family member of the Chief Executive Officer and repaid this loan during 2024. The Company also repaid a loan of $155,664 to its former Chief Executive Officer and $38,810 to its Chief Commercial Officer.

PBG Consulting Partners LLC

On January 6, 2025, the Company entered into an agreement with PBG Consulting Partners LLC (“PBG”) to provide sales and distribution consulting services in connection with the Company’s manufactured spirits. PBG is entitled to compensation of $20,000 per month. The managing director of PBG is the brother of the Company’s Chief Executive Officer. The Company recognized consulting expense of approximately $240,000 related to PBG during the year ended December 31, 2025, and $0 was payable to PBG as of December 31, 2025.

Intellectual Property Obligation

On February 28, 2019, the Company acquired intellectual property rights related to a proprietary manufacturing process, custom production line equipment and formula for $275,000. The purchase consideration was initially paid for on behalf of the Company by its then-Chief Executive Officer, who is the brother of the Company’s current Chief Executive Officer. During 2025, the Company satisfied its obligation to the former Chief Executive Officer through the issuance of 15,798 ordinary shares (See Note 14).

Related Party Equity Transactions

During the years ended December 31, 2025 and 2024, the Company issued ordinary shares to certain related parties, including directors, executive officers and other related parties, in exchange for professional services, board compensation and performance-based incentives. Such issuances were measured and recognized at fair value in accordance with the Company’s stock-based compensation accounting policy. See Note 14 for additional information regarding these share issuances.